Other Liabilities - Narrative (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 01, 2017 USD ($)	Dec. 01, 2017 EUR (€)
Other Liabilities, Current [Line Items]
Payable to Italian regulator	$ 899,475		$ 0
Italian Scratch & Win extension
Other Liabilities, Current [Line Items]
Upfront license fees, gross					$ 937,400	€ 800.0
Payments for upfront license fee	$ 59,300	€ 50.0
Payable to Italian regulator			$ 878,100	€ 750.0		€ 800.0